Leases	12 Months Ended
Dec. 31, 2021
Leases
24 Leases
The Group enters into both lessee and lessor arrangements.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 23 – Other assets and other liabilities” for further information.
Lessee arrangements
The Group primarily enters into operating leases. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components. The Group’s finance leases are not material.
The Group has entered into leases for real estate, equipment and vehicles.
Certain equipment and real estate have subsequently been subleased. Sublease income is recognized in other revenues.
Lease costs
end of	2021	2020	2019
Lease costs (CHF million)
Operating lease costs	357	369	388
Variable lease costs	52	50	40
Sublease income	(57)	(71)	(78)
Net lease costs	352	348	350
From time to time, the Group enters into sale-leaseback transactions in which an asset is sold and immediately leased back. If specific criteria are met, the asset is derecognized from the balance sheet and an operating lease is recognized.
During 2021, the Group entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Group entered into one sale-leaseback transaction, with a lease term of one year. During 2019, the Group entered into four sale-leaseback transactions, with lease terms ranging from five to ten years.
Other information
end of	2021	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	225	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(399)	(403)	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	107	32	102
Changes to right-of-use assets due to lease modifications for operating leases	29	32	221
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.
The weighted average remaining lease terms and discount rates are based on all outstanding operating leases as well as their respective lease terms and remaining lease obligations.
Weighted average remaining lease term and discount rate
end of	2021	2020
Operating leases
Remaining lease term (years)	11.1	11.9
Discount rate (%)	2.6	2.6
The following table reflects the undiscounted cash flows from leases for the next five years and thereafter, based on the expected lease term.
Maturities relating to operating lease arrangements
end of	2021	2020
Maturity (CHF million)
Due within 1 year	374	385
Due between 1 and 2 years	339	364
Due between 2 and 3 years	293	323
Due between 3 and 4 years	293	278
Due between 4 and 5 years	255	249
Thereafter	1,450	1,642
Operating lease obligations	3,004	3,241
Future interest payable	(413)	(482)
Operating lease liabilities	2,591	2,759
Lessor arrangements
The Group enters into sales-type, direct financing and operating leases for real estate, equipment and vehicles. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components.
As of December 31, 2021 and 2020, the Group had approximately CHF 1.1 billion and CHF 0.9 billion, respectively, of residual value guarantees associated with lessor arrangements.
The Group’s risk of loss relating to the residual value of leased assets is mitigated through contractual arrangements with manufactures or suppliers. Leased assets are also monitored through projections of the residual values at lease origination and periodic reviews of residual values.
Net investments
	2021		2020
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,107	2,395	862	2,299
Unguaranteed residual values	119	80	43	188
Valuation allowances	(7)	(18)	(6)	(23)
Total net investments	1,219	2,457	899	2,464
Maturities relating to lessor arrangements
	2021			2020
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	467	727	46	359	755	48
Due between 1 and 2 years	263	641	43	213	620	41
Due between 2 and 3 years	179	583	42	142	514	37
Due between 3 and 4 years	113	458	40	84	402	36
Due between 4 and 5 years	62	125	37	43	125	34
Thereafter	83	31	34	66	48	63
Total	1,167	2,565	242	907	2,464	259
Future interest receivable	(60)	(170)	–	(45)	(165)	–
Lease receivables	1,107	2,395	–	862	2,299	–
The Group elected the practical expedient to not evaluate whether certain sales taxes and other similar taxes are lessor cost or lessee cost and excludes these costs from being reported as lease income with an associated expense.
The Group enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate which are included in the net investment in the lease at lease commencement, as such payments are considered unavoidable. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the net investment in the lease. Lease payments are recorded when due and payable by the lessee.
Lease income
end of	2021	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	25	19	13
Interest income on direct financing leases	68	74	97
Lease income from operating leases	76	93	103
Variable lease income	1	0	3
Total lease income	170	186	216
Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
The Group may enter into vehicle leases as a lessor with members of the Board of Directors or the Executive Board. The terms of such leases with members of the Board of Directors are similar to those with third parties and the terms of such leases with members of the Executive Board reflect standard employee conditions.

Bank
Leases
23 Leases
> Refer to “Note 24 – Leases” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Lessee arrangements
Lease costs
end of	2021	2020	2019
Lease costs (CHF million)
Operating lease costs	293	305	324
Variable lease costs	50	45	37
Sublease income	(75)	(87)	(95)
Total lease costs	268	263	266
During 2021, the Bank entered into 13 sale-leaseback transactions with lease terms ranging from 3 to 10 years. During 2020, the Bank entered into one sale-leaseback transaction with a lease term of one year. During 2019, the Bank entered into 4 sale-leaseback transactions, with lease terms ranging from 5 to 10 years.
Other information
end of	2021	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	225	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(334)	(340)	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	107	32	100
Changes to right-of-use assets due to lease modifications for operating leases	29	26	214
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.
Weighted average remaining lease term and discount rate
end of	2021	2020
Operating leases
Remaining lease term (years)	9.6	10.4
Discount rate (%)	2.8	2.9
Maturities relating to operating lease arrangements
end of	2021	2020
Maturity (CHF million)
Due within 1 year	309	320
Due between 1 and 2 years	278	299
Due between 2 and 3 years	234	262
Due between 3 and 4 years	234	219
Due between 4 and 5 years	197	190
Thereafter	919	1,054
Operating lease obligations	2,171	2,344
Future interest payable	(310)	(363)
Operating lease liabilities	1,861	1,981
Lessor arrangements
As of December 31, 2021 and 2020, the Bank had approximately CHF 1.1 billion and CHF 0.9 billion, respectively, of residual value guarantees associated with lessor arrangements.
Net investments
	2021		2020
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,107	2,395	862	2,299
Unguaranteed residual assets	119	80	43	188
Valuation allowances	(7)	(18)	(6)	(23)
Total net investments	1,219	2,457	899	2,464
Maturities relating to lessor arrangements
	2021			2020
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	467	727	61	359	755	63
Due between 1 and 2 years	263	641	59	213	620	57
Due between 2 and 3 years	179	583	59	142	514	53
Due between 3 and 4 years	113	458	56	84	402	52
Due between 4 and 5 years	62	125	54	43	125	50
Thereafter	83	31	177	66	48	217
Total	1,167	2,565	466	907	2,464	492
Future interest receivable	(60)	(170)	–	(45)	(165)	–
Lease receivables	1,107	2,395	–	862	2,299	–
As of December 31, 2021 and 2020, the Bank had CHF 224 million and CHF 234 million, respectively, of related party operating leases.
Lease income
end of	2021	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	25	19	13
Interest income on direct financing leases	68	74	97
Lease income from operating leases	93	107	119
Variable lease income	1	0	3
Total lease income	187	200	232